Segment Reporting - Reconciliation Between the Profit (loss) Before Financial Income (expenses) and Taxes of the segment Telecommunications in Brazil and Consolidated Profit (loss) Before Financial Income (expenses) and Taxes Information (Detail) - BRL (R$)
R$ in Thousands
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Profit (loss) before financial income (expenses) and taxes	R$ (2,977,370)	R$ (5,268,258)	R$ (2,361,028)
Telecommunications in Brazil
Disclosure of operating segments [line items]
Profit (loss) before financial income (expenses) and taxes	(2,863,923)	(5,185,363)	(2,291,162)
Other businesses
Disclosure of operating segments [line items]
Profit (loss) before financial income (expenses) and taxes	R$ (113,447)	R$ (82,895)	R$ (69,866)